Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 45,738,868	$ 6,389,359	¥ 47,819,952
Less: allowance of expected credit losses	(22,220,433)	(3,104,019)	(24,105,435)
Accounts receivable, net	¥ 23,518,435	$ 3,285,340	¥ 23,714,517